Financial Instruments (Details 4) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments
Restricted cash	$ 2,818	$ 2,824
Due from related parties	19,007	10,597
Carrying value
Financial Instruments
Cash and cash equivalents	72,253	57,730
Restricted cash	2,818	2,824
Accounts receivable, net	10,652	7,904
Due from related parties	19,007	10,597
Equity investment in ZIM	28,693	28,693
Accounts payable	12,971	12,510
Accrued liabilities	14,014	24,705
Long-term debt, including current portion	2,775,378	2,951,120
Vendor financing, including current portion		64,367
Carrying value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	6,587	6,274
Carrying value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	32,507	30,923
Fair Value
Financial Instruments
Cash and cash equivalents	72,253	57,730
Restricted cash	2,818	2,824
Accounts receivable, net	10,652	7,904
Due from related parties	19,007	10,597
Equity investment in ZIM	35,831	32,873
Accounts payable	12,971	12,510
Accrued liabilities	14,014	24,705
Long-term debt, including current portion	2,776,739	2,953,327
Vendor financing, including current portion		64,026
Fair Value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	6,587	6,274
Fair Value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	$ 32,507	$ 30,923